EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2016	Aug. 31, 2015	Feb. 29, 2016	Feb. 28, 2015
Depreciation	$ 23,766	$ 23,812	$ 47,532	$ 48,657	$ 96,188	$ 61,897
Research and Development Expense [Member]
Depreciation	20,126	20,126	40,252	41,286
General and Administrative Expense [Member]
Depreciation	$ 3,640	$ 3,686	$ 7,280	$ 7,371